Significant commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Future Minimum Lease Obligation Payable under Operating Lease Contracts

Future minimum lease obligation payable under those leases are as follows:

	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Within 1 year	39,342	68,631	2,242
1 to 5 years	130,182	140,137	4,578
Over 5 years	139,899	111,446	3,641

	309,423	320,214	10,461

Capital Expenditures that are Contracted for, but not Provided for

Capital expenditures that are contracted for, but not provided for are as follows:

	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Property, plant and equipment	2,178,262	2,508,797	81,960